Consolidated Statements of Cash Flows (USD $)	9 Months Ended		34 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Cash flows from operating activities:
Net (loss)	$ (126,349)	$ (68,800)	$ (382,141)
Adjustments to reconcile net (loss) to net cash used in operating activities:
Stock based compensation	41,040	25,314	152,555
Amortization of website	750	750	2,750
Changes in operating assets and liabilities:
Prepaid expenses		9,387	4,735
Inventories	41	(240)	(3,104)
Accounts payable	13,456	(968)	43,112
Accrued expenses	(2,951)	1,622	952
Net cash (used) in operating activities	(74,013)	(32,935)	(181,141)
Cash flows from investing activities:
Acquisition of intangible assets		(1,500)	(4,500)
Net cash (used) in investing activities		(1,500)	(4,500)
Cash flows from financing activities:
Cash received from issuance of common stock		23,750	110,000
Cash paid for stock issuance costs			(3,357)
Cash recived from note payable	32,635		32,635
Cash received from note payable - related party	40,691		46,691
Net cash provided by financing activities	73,326	23,750	185,969
Net increase (decrease) in cash and cash equivalents	(687)	(10,685)	328
Cash and cash equivalents at beginning of year	1,015	12,133
Cash and cash equivalents at end of period	328	1,447	328
Supplemental disclosures:
Cash paid for interest
Cash paid for taxes
Supplemental disclosures on non cash investing
Acqusistion cost	$ 155,000		$ 155,000